Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Other Noncurrent Assets [Abstract]
Intangible Assets	$ 91	$ 101
Equity Investments	53	52
Net Investment in Finance Leases	52	30
Long-Term Receivables	6	21
Prepaids	5	7
Other assets	$ 207	$ 211